Summary Prospectus Supplement	October 9, 2012

Putnam Absolute Return 300 Fund Summary Prospectus dated February 29, 2012

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now D. William Kohli, Kevin Murphy, Michael Salm and Paul Scanlon.

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